Equipment Installment Plans (Table)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Equipment installment plan receivables

The following table summarizes equipment installment plan receivables as of December 31, 2016 and 2015.

December 31,	2016	2015
(Dollars in millions)
Equipment installment plan receivables, gross	$628	$381
Deferred interest	(53)	(23)
Equipment installment plan receivables, net of deferred interest	575	358
Allowance for credit losses	(50)	(26)
Equipment installment plan receivables, net	$525	$332

Net balance presented in the Consolidated Balance Sheet as:
Accounts receivable — Due from customers and agents (Current portion)	$345	$264
Other assets and deferred charges (Non-current portion)	180	68
Equipment installment plan receivables, net	$525	$332

Equipment installment plan receivables credit categories

TDS uses various inputs, including internal data, information from the credit bureaus and other sources, to evaluate the credit profiles of its customers.  From this evaluation, a credit class is assigned to the customer that determines the number of eligible lines, the amount of credit available, and the down payment requirement, if any.  Customers assigned to credit classes requiring no down payment represent a lower risk category, whereas those assigned to credit classes requiring a down payment represent a higher risk category.  The balance and aging of the equipment installment plan receivables on a gross basis by credit category were as follows:

	December 31, 2016			December 31, 2015
	Lower Risk	Higher Risk	Total	Lower Risk	Higher Risk	Total
(Dollars in millions)
Unbilled	$553	$38	$591	$343	$11	$354
Billed — current	23	2	25	17	1	18
Billed — past due	10	2	12	8	1	9
Equipment installment plan receivables, gross	$586	$42	$628	$368	$13	$381

Equipment installment plans allowance for credit losses

The activity in the allowance for credit losses balance for the equipment installment plan receivables was as follows:

	2016	2015
(Dollars in millions)
Allowance for credit losses, beginning of year	$26	$10
Bad debts expense	63	49
Write-offs, net of recoveries	(39)	(33)
Allowance for credit losses, end of year	$50	$26